Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,213,399.13

Principal:
Principal Collections	$33,501,403.95
Prepayments in Full	$18,159,024.83
Liquidation Proceeds	$343,242.46
Recoveries	$19,043.00
Sub Total	$52,022,714.24
Collections	$56,236,113.37

Purchase Amounts:
Purchase Amounts Related to Principal	$148,603.64
Purchase Amounts Related to Interest	$520.20
Sub Total	$149,123.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$56,385,237.21

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$56,385,237.21
Servicing Fee	$1,044,817.27	$1,044,817.27	$0.00	$0.00	$55,340,419.94
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$55,340,419.94
Interest - Class A-2 Notes	$204,809.37	$204,809.37	$0.00	$0.00	$55,135,610.57
Interest - Class A-3 Notes	$348,375.00	$348,375.00	$0.00	$0.00	$54,787,235.57
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$54,666,014.90
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,666,014.90
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$54,598,132.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,598,132.23
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$54,546,830.98
Third Priority Principal Payment	$19,848,968.82	$19,848,968.82	$0.00	$0.00	$34,697,862.16
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$34,636,037.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,636,037.58
Regular Principal Payment	$41,349,477.81	$34,636,037.58	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$56,385,237.21

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$19,848,968.82
Regular Principal Payment					$34,636,037.58
Total					$54,485,006.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$54,485,006.40	$101.14	$204,809.37	$0.38	$54,689,815.77	$101.52
Class A-3 Notes	$0.00	$0.00	$348,375.00	$0.75	$348,375.00	$0.75
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$54,485,006.40	$33.84	$855,413.54	$0.53	$55,340,419.94	$34.37

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$522,917,544.34	0.9707027	$468,432,537.94	0.8695611
Class A-3 Notes	$464,500,000.00	1.0000000	$464,500,000.00	1.0000000
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,200,357,544.34	0.7454526	$1,145,872,537.94	0.7116160

Pool Information
Weighted Average APR	3.887%	3.878%
Weighted Average Remaining Term	47.43	46.73
Number of Receivables Outstanding	67,838	66,077
Pool Balance	$1,253,780,728.75	$1,201,357,431.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,199,094,075.36	$1,148,938,575.52
Pool Factor	0.7607077	0.7289009

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$18,020,361.47
Yield Supplement Overcollateralization Amount	$52,418,855.54
Targeted Overcollateralization Amount	$62,198,333.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$55,484,893.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	7

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		174	$271,022.81
(Recoveries)		11	$19,043.00
Net Losses for Current Collection Period			$251,979.81
Cumulative Net Losses Last Collection Period			$974,730.71
Cumulative Net Losses for all Collection Periods			$1,226,710.52

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.24%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.13%	644	$13,531,839.80
61-90 Days Delinquent	0.11%	60	$1,328,873.66
91-120 Days Delinquent	0.03%	12	$320,953.26
Over 120 Days Delinquent	0.02%	11	$228,683.45
Total Delinquent Receivables	1.28%	727	$15,410,350.17

Repossession Inventory:
Repossessed in the Current Collection Period		30	$775,528.11
Total Repossessed Inventory		54	$1,473,892.59

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.2936%
Prior Collection Period			0.2421%
Current Collection Period			0.2463%
Three Month Average			0.2607%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0634%
Prior Collection Period			0.0884%
Current Collection Period			0.1256%
Three Month Average			0.0925%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer